Insurance Contracts - Summary of Insurance Income And Contractual Service Margin For Insurance Contracts (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	₩ 11,017,155	$ 7,454,803	₩ 10,322,356	[1]	₩ 9,577,005	[2]
Profit or loss recognized related to service provided	1,279,257		1,271,662		1,121,262
Effect of new contracts	73,839		33,487
Insurance contracts issued [member]
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Changes in estimations adjusting contractual service margin	15
Effect of new contracts	73,839		33,487
Insurance service result	(1,598,296)		(1,302,622)
Insurance finance income and expenses	6,167,040		4,992,957
Insurance contracts issued [member] | Contractual service margin
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Changes in estimations adjusting contractual service margin	(1,537,734)		(1,434,662)
Effect of new contracts	2,433,624		2,471,636
Insurance service result	(383,368)		(234,688)
Insurance finance income and expenses	488,924		431,993
Insurance contracts other than those to which premium allocation approach has been applied
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	6,771,649		6,232,135		5,594,621
Insurance service result	(1,598,296)		(1,302,622)
Insurance finance income and expenses	6,167,040		4,992,957
Insurance contracts other than those to which premium allocation approach has been applied | Insurance contracts issued [member] | Contracts applying the fair value approach
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	2,765,232		2,778,800
Beginning contractual service margin	2,833,819		2,324,961
Profit or loss recognized related to service provided	(201,832)		(203,369)
Changes in estimations adjusting contractual service margin	322,158		629,844
Effect of new contracts	0		0
Insurance service result	120,326		426,475
Insurance finance income and expenses	87,773		82,383
Ending contractual service margin	3,041,918		2,833,819		2,324,961
Insurance contracts other than those to which premium allocation approach has been applied | Insurance contracts issued [member] | All other contracts
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	4,006,417		3,453,335
Beginning contractual service margin	11,024,603		11,336,156
Profit or loss recognized related to service provided	(1,077,426)		(1,068,294)
Changes in estimations adjusting contractual service margin	(1,859,892)		(2,064,505)
Effect of new contracts	2,433,624		2,471,636
Insurance service result	(503,694)		(661,163)
Insurance finance income and expenses	401,151		349,610
Ending contractual service margin	10,922,060		11,024,603		11,336,156
Insurance contracts other than those to which premium allocation approach has been applied | Insurance contracts issued [member] | Contractual service margin
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	6,771,649		6,232,135
Beginning contractual service margin	13,858,422		13,661,117
Profit or loss recognized related to service provided	(1,279,258)		(1,271,663)
Changes in estimations adjusting contractual service margin	(1,537,734)		(1,434,661)
Effect of new contracts	2,433,624		2,471,636
Insurance service result	(383,368)		(234,688)
Insurance finance income and expenses	488,924		431,993
Ending contractual service margin	₩ 13,963,978		₩ 13,858,422		₩ 13,661,117

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.